Suppliers and contractors (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related parties	$ 262	$ 158
Total trade and other current payables	4,769	5,272
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Third parties	2,759	3,461
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 1,748	$ 1,653